Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Trade and Other Payables

20.	TRADE AND OTHER PAYABLES

	As of December 31,
	2018	2017
	US$’000	US$’000
Trade payables	15,941	22,973
Other payables	5,186	5,877
	21,127	28,850

Other payables included refund liabilities arising from contracts with customers, which amounted to $3,831 and $3,929 as of December 31, 2018 and 2017, respectively.